Income taxes - Summary Of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ 0	$ 0
State			1	1
Total current provision			1	1
Total deferred provision			0	0
Total provision for income taxes	$ 0	$ 0	$ 1	$ 1